SEGMENTED INFORMATION (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Four Customers [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net		$ 23,054
Concentration Risk, Percentage		44.00%
Customers Each Individually [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Three Customers [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net	$ 20,453
Concentration Risk, Percentage	44.00%